1-33530

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

CERTAMX

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

October 9, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 5, 2007 the American Stock Exchange LLC (the "Exchange") received from PowerShares Exchange-Traded Fund Trust II (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, par value $0.01 per share, of the following investment portfolios:

PowerShares 1-30 Laddered Treasury Portfolio Fund
PowerShares Emerging Markets Sovereign Debt Portfolio Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
OCT 15 2007
THOMSON
FINANCIAL

cc: Herbert Scholl

07055365

1378872

END